Stockholders' Equity (Tables)	12 Months Ended
Jul. 31, 2020
Stockholders' equity
Schedule of Warrant Activity

A summary of our warrant activity and related data is as follows:

Shares
Outstanding at July 31, 2018	2,861,096
Issued	—
Exercised	(2,399,999)
Expired/Cancelled	—
Outstanding at July 31, 2019	461,097
Issued	—
Exercised	—
Expired/Cancelled	(133,332)
Outstanding at July 31, 2020	327,765

Schedule of Warrants Outstanding

The following table summarizes information related to warrants outstanding at July 31, 2020:

Expiration	Exercise
Date	Price	Shares
12/01/21	$1.25	58,824
12/01/21	$1.28	117,647
01/23/22	$1.25	117,647
01/23/22	$1.28	33,647
		327,765